Income tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Decommission provisions	$ 0.5	$ 15.3
Property, plant and equipment	0.0	10.1
Reserves and accrued expenses	40.5	86.0
Tax losses carried forward	122.1	82.3
Interest allowance	36.1	29.0
Deferred revenue	0.7	0.4
Valuation allowance	(184.4)	(213.5)
Deferred tax assets, net of valuation allowance	15.5	9.6
Deferred tax liabilities
Deferred job costs	(0.7)	0.0
Accelerated asset costs	(1.4)	(2.0)
Inflation adjustment	0.0	(6.4)
Other timing differences	(15.2)	(1.4)
Deferred tax liabilities, net of valuation allowance	(17.3)	(9.8)
Net deferred tax liability	$ (1.8)	$ (0.2)